EMPLOYEE FUTURE BENEFITS (Details 7) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Cash and Cash Equivalents [Member]	Sep. 30, 2012 Cash and Cash Equivalents [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Predecessor [Member]	Dec. 31, 2012 Global Equity Pooled Funds [Member]		Sep. 30, 2012 Global Equity Pooled Funds [Member]		Dec. 31, 2011 Global Equity Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Canadian Equity Pooled Funds [Member]		Sep. 30, 2012 Canadian Equity Pooled Funds [Member]		Dec. 31, 2011 Canadian Equity Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2011 Balanced Equity Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Canadian Long Bond Pooled Funds [Member]		Sep. 30, 2012 Canadian Long Bond Pooled Funds [Member]		Dec. 31, 2011 Canadian Long Bond Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Canadian Bond Pooled Funds [Member]		Sep. 30, 2012 Canadian Bond Pooled Funds [Member]		Dec. 31, 2011 Canadian Bond Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Forward Currency Contracts [Member]		Sep. 30, 2012 Forward Currency Contracts [Member]		Dec. 31, 2011 Forward Currency Contracts [Member] Predecessor [Member]		Dec. 31, 2012 Real Estate [Member]		Sep. 30, 2012 Real Estate [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Predecessor [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Cash and Cash Equivalents [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Cash and Cash Equivalents [Member] Predecessor [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Global Equity Pooled Funds [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member] Global Equity Pooled Funds [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Global Equity Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Canadian Equity Pooled Funds [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member] Canadian Equity Pooled Funds [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Canadian Equity Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Balanced Equity Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Canadian Long Bond Pooled Funds [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member] Canadian Long Bond Pooled Funds [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Canadian Long Bond Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Canadian Bond Pooled Funds [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member] Canadian Bond Pooled Funds [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Canadian Bond Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Forward Currency Contracts [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member] Forward Currency Contracts [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Forward Currency Contracts [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Real Estate [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member] Real Estate [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Predecessor [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Cash and Cash Equivalents [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Cash and Cash Equivalents [Member] Predecessor [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Global Equity Pooled Funds [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Global Equity Pooled Funds [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Global Equity Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Canadian Equity Pooled Funds [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Canadian Equity Pooled Funds [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Canadian Equity Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Balanced Equity Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Canadian Long Bond Pooled Funds [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Canadian Long Bond Pooled Funds [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Canadian Long Bond Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Canadian Bond Pooled Funds [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Canadian Bond Pooled Funds [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Canadian Bond Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Forward Currency Contracts [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Forward Currency Contracts [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Forward Currency Contracts [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Real Estate [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Real Estate [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Predecessor [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Cash and Cash Equivalents [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Cash and Cash Equivalents [Member] Predecessor [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Global Equity Pooled Funds [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member] Global Equity Pooled Funds [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Global Equity Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Canadian Equity Pooled Funds [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member] Canadian Equity Pooled Funds [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Canadian Equity Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Balanced Equity Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Canadian Long Bond Pooled Funds [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member] Canadian Long Bond Pooled Funds [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Canadian Long Bond Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Canadian Bond Pooled Funds [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member] Canadian Bond Pooled Funds [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Canadian Bond Pooled Funds [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Forward Currency Contracts [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member] Forward Currency Contracts [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Forward Currency Contracts [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Real Estate [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member] Real Estate [Member]
Fair value of plan assets at end of year	233.0	231.9	226.9	2.8	2.7	7.6	85.5	[1]	84.2	[1]	85.8	[1]	45.2	[2]	46.3	[2]	41.9	[2]	0.5	[3]	43.7	[4]	43.4	[4]	45.8	[4]	43.9	[4]	43.5	[4]	44.9	[4]	(0.1)	[5]	0	[5]	0.4	[5]	12.0	[6]	11.8	[6]	133.5	133.2	7.6	2.8	2.7	7.6	85.5	[1]	84.2	[1]	0	[1]	45.2	[2]	46.3	[2]	0	[2]	0	[3]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[5]	0	[5]	0	[5]	0	[6]	0	[6]	99.5	98.7	219.3	0	0	0	0	[1]	0	[1]	85.8	[1]	0	[2]	0	[2]	41.9	[2]	0.5	[3]	43.7	[4]	43.4	[4]	45.8	[4]	43.9	[4]	43.5	[4]	44.9	[4]	(0.1)	[5]	0	[5]	0.4	[5]	12.0	[6]	11.8	[6]	0	0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	[2]	0	[2]	0	[2]	0	[3]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[5]	0	[5]	0	[5]	0	[6]	0	[6]

[1]	This category includes investments in pooled funds that aim to achieve long-term capital growth by investing primarily in equity securities of companies that may be located anywhere in the world, excluding Canada. Fund performance is benchmarked against the MSCI World excluding Canada (Cdn$) Index.
[2]	This category includes investments in pooled funds that invest in well-diversified portfolios of equity securities of Canadian companies. Fund performance is benchmarked against the S&P/TSX Capped Composite Index.
[3]	This category includes investments in pooled funds that invest in a well-diversified, balanced portfolio of Canadian common stocks, bonds, and money market securities. The fund also holds a portion of its assets in foreign common stock. Fund performance is benchmarked against a customized index consisting of: 35% S&P/TSX Capped Composite Total Return Index, 25% Morgan Stanley Capital International World (Developed Markets) Index excluding Canada, 35% DEX Universe Bond Index and 5% DEX 30-Day T-Bill Index.
[4]	This category includes investments in pooled funds that invest in a well-diversified portfolio of fixed income securities issued primarily by Canadian governments and corporations. The duration range of the fund is +/- one year of the benchmark's duration. Fund performance for Canadian bond pooled funds and Canadian long bond pooled funds is benchmarked against the DEX Universe Bond Index and DEX Long-Term Bond Index, respectively.
[5]	This category includes foreign currency forward contracts to partially hedge investments in equity and fixed income securities denominated in foreign currencies.
[6]	This category includes direct investment in office, industrial, retail and residential real estate.